Advisor A & C Prospectus | Kinetics Multi-Disciplinary Income Fund
Kinetics Multi-Disciplinary Income Fund
Investment Objectives

The investment objective of the Multi-Disciplinary Income Fund is total return. The Multi-Disciplinary Income Fund is the sole “feeder fund” to The Multi-Disciplinary Income Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Income Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 105 of the Fund’s prospectus, in Appendix A to this Prospectus - Financial Intermediary Sales Charge Variations, and “Purchasing Shares” beginning on page 58 of the Fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Advisor A & C Prospectus - Kinetics Multi-Disciplinary Income Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Advisor A & C Prospectus - Kinetics Multi-Disciplinary Income Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees	[2]	0.50%	1.00%
Other Expenses		0.41%	0.41%
Acquired Fund Fees and Expenses		0.26%	0.26%
Total Annual Fund Operating Expenses	[3]	2.42%	2.92%
Fee Waiver and/or Expense Reimbursements	[4]	(0.42%)	(0.42%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements		2.00%	2.50%
[1]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Income Fund and the Multi-Disciplinary Income Portfolio. The management fees paid by the Multi-Disciplinary Income Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Income Fund from the Multi-Disciplinary Income Portfolio.
[2]	The Board of Directors (the "Board") of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Distribution Plan that allows the Fund to pay up to 0.50% and 0.75% of the average daily net asset value ("NAV") of the Advisor Class A shares and Advisor Class C shares as compensation to the distributor or other qualified recipients, pursuant to the Plan. However, at the present time, the Fund is only assessing 0.25% and 0.75% under the Rule 12b-1 Distribution Plan for Advisor Class A shares and Advisor Class C shares, respectively. In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares that provides for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Income Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
[4]	Kinetics Asset Management LLC, the investment adviser to the Multi-Disciplinary Income Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser"), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.74% and 2.24%, excluding AFFE and interest expense on securities sold short, for Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements are in effect until May 1, 2019, and may not be terminated without the approval of the Board.

Example.

This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Income Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Multi-Disciplinary Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Income Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Income Fund would be:
Expense Example - Advisor A & C Prospectus - Kinetics Multi-Disciplinary Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Advisor Class A	766	1,248	1,756	3,143
Advisor Class C	353	864	1.501	3,213

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Advisor A & C Prospectus | Kinetics Multi-Disciplinary Income Fund | Advisor Class C | USD ($)	253	864	1,501	3,213

Portfolio Turnover.

The Multi-Disciplinary Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Multi-Disciplinary Income Portfolio’s, and therefore the Multi-Disciplinary Income Fund’s, performance. During the most recent fiscal year, the Multi-Disciplinary Income Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategy

The Multi-Disciplinary Income Fund is a diversified fund that invests all of its investable assets in the Multi-Disciplinary Income Portfolio, a series of Kinetics Portfolios Trust. “Total Return” sought by the Multi-Disciplinary Income Portfolio consists of income earned on the Multi-Disciplinary Income Portfolio’s investments, plus capital appreciation. The Multi-Disciplinary Income Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income exchange-traded funds (“ETFs”), and derivatives components. Under normal circumstances, the Multi-Disciplinary Income Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Income Portfolio may invest in fixed-income securities. For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers, including emerging market issuers. Corporate bonds held by the Multi-Disciplinary Income Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years. However, there is no limit as to the maturities or credit ratings associated with such bonds. The Multi-Disciplinary Income Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade (“junk” bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Income Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries. The Multi-Disciplinary Income Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Income Portfolio may invest up to 100% of its total assets in selling equity put options. The Multi-Disciplinary Income Portfolio may also invest in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return. The Multi-Disciplinary Income Portfolio may also buy puts on specific underlying equity securities that are traded on a national securities exchange. The Multi-Disciplinary Income Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid. In connection with the Multi-Disciplinary Income Portfolio’s positions in derivatives, the Multi-Disciplinary Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable U.S. Securities and Exchange Commission (“SEC”) requirements.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Income Fund, which means that the focus is on the analysis of individual securities. By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current valuation and earning potential and assesses the company’s competitive positioning. The bonds purchased in the Multi-Disciplinary Income Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments. All of the same characteristics apply, however, in the Multi-Disciplinary Income Portfolio option premiums are also considered. Additionally, the Multi-Disciplinary Income Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Income Portfolio securities.

Principal Investment Risks

The Multi-Disciplinary Income Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Multi-Disciplinary Income Fund, and indirectly the Multi-Disciplinary Income Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Multi-Disciplinary Income Fund, Multi-Disciplinary Income Portfolio and your investment.

●	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

●	Credit Default Swap Agreement Risks: The Fund may enter into credit default swap agreements as a “buyer” or “seller” of credit protection on liquid credit indices. In instances where the Fund is a protection seller (receives a periodic fee over the life of the contract in return for the obligation to compensate the protection buyer for loss), the Fund will assume the risks associated with credit deterioration (spread widening) as well as default risk. In the event of default, the Fund is obligated to pay the buyer of credit protection the notional value of the swap less the recovery rate on the reference asset.

●	Derivatives Risks: The Multi-Disciplinary Income Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Income Portfolio. To the extent the Multi-Disciplinary Income Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Income Portfolio properly in a manner consistent with its stated investment objective.

●	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Multi-Disciplinary Income Portfolio. These leveraged instruments may result in losses to the Multi-Disciplinary Income Portfolio or may adversely affect the Multi-Disciplinary Income Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Multi-Disciplinary Income Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

●	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Multi-Disciplinary Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Multi-Disciplinary Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

●	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Income Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

●	Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

●	Security Selection Risks: The Multi-Disciplinary Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Income Portfolio’s, and therefore the Multi-Disciplinary Income Fund’s, investment objective.

●	Liquidity Risks: The Multi-Disciplinary Income Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

●	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Multi-Disciplinary Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

●	Foreign Securities Risks: The Multi-Disciplinary Income Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

●	Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

●	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

●	Management Risks: There is no guarantee that the Multi-Disciplinary Income Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Income Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Multi-Disciplinary Income Fund may be appropriate for investors who:

●	wish to diversify their portfolios;

●	wish to generate income and capital;

●	wish to invest for the long-term; and

●	are comfortable with the risks described herein.

Performance

The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Income Fund’s returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Income Fund by showing the changes in the Multi-Disciplinary Income Fund’s performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Income Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Corporate High Yield Bond Index, which represent broad measures of market performance. The past performance of the Multi-Disciplinary Income Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Income Fund or the Multi-Disciplinary Income Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
The Multi-Disciplinary Income Fund – Advisor Class A Calendar Year Returns as of 12/31

Best Quarter:	2012	Q1	10.43%
Worst Quarter:	2011	Q3	-12.33%

Average Annual Total Returns as of 12/31/2017

The after-tax returns for the Multi-Disciplinary Income Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns - Advisor A & C Prospectus - Kinetics Multi-Disciplinary Income Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Advisor Class A	The Multi-Disciplinary Income Fund (KMDAX) Advisor Class A Return Before Taxes	(1.56%)		2.39%		3.96%		Feb. 11, 2008
Advisor Class C	The Multi-Disciplinary Income Fund (KMDCX) Advisor Class C Return Before Taxes	3.00%		3.10%		4.07%		Feb. 11, 2008
After Taxes on Distributions | Advisor Class A	The Multi-Disciplinary Income Fund (KMDAX) Advisor Class A Return After Taxes on Distributions	(3.15%)		0.80%		2.54%
After Taxes on Distributions and Sale of Fund Shares | Advisor Class A	The Multi-Disciplinary Income Fund (KMDAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.90%)	[1]	1.09%	[1]	2.47%	[1]
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	3.54%		2.10%		3.87%		Feb. 11, 2008
Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)	Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)	7.50%		5.78%		8.41%		Feb. 11, 2008
[1]	In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.